UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22590

                                         Lazard Alternative Strategies 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

                                                 New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Brian Simon

30 Rockefeller Plaza

                                         New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-632-6000

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2013 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (60.12%) #

Event Driven (20.03%)

Engaged Capital I Offshore, Ltd.*	$2,450,000	2.43%	$2,383,881

Greywolf Capital Overseas Fund	404,448	0.45%	442,617

HG Vora Special Opportunities Fund, Ltd.	2,250,000	2.74%	2,683,356

Ionic Event Driven Fund, Ltd.	2,700,000	2.79%	2,743,207

Litespeed Offshore Fund, Ltd.	2,175,000	3.00%	2,942,989

Mudrick Distressed Opportunity Fund Offshore, Ltd.	1,950,000	2.38%	2,341,217

Numen Credit Opportunities Fund Inc.**	5,535,725	6.24%	6,125,403

	17,465,173		19,662,670

Long/Short (15.00%)

Bronson Point Offshore Fund, Ltd.	2,600,000	3.05%	2,998,219

Lakewood Capital Offshore Fund, Ltd.	2,775,000	3.39%	3,322,773

Permian Fund, Ltd.	2,725,000	3.60%	3,542,743

Tiger Eye Fund, Ltd.	2,200,000	2.55%	2,502,458

Tyrian Global Opportunities Offshore, Ltd.	2,300,000	2.41%	2,362,424

	12,600,000		14,728,617

Relative Value (10.25%)

Blue Mountain Credit Alternatives Fund, Ltd.*	649,910	0.76%	744,628

Chenavari Multi-Strategy Credit Fund Limited	3,748,690	4.39%	4,307,000

Pine River Fixed Income Fund, Ltd.*	1,900,000	2.24%	2,205,484

WAF Offshore Fund, Ltd.*	2,425,000	2.86%	2,807,606

	8,723,600		10,064,718

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2013 (Unaudited) (continued)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (60.12%)# (concluded)

Tactical Trading (14.84%)

CCP Quantitative Fund, Ltd.	$2,425,000	2.02%	$1,989,863

Discovery Global Focus Fund, Ltd.***	2,000,000	3.20%	3,141,924

Keynes Leveraged Quantitative Strategies Fund, Ltd.	4,422,501	4.46%	4,383,814

Kohinoor Core Fund	2,805,409	2.54%	2,490,320

Rubicon Global Fund	2,250,000	2.62%	2,560,417

	13,902,910		14,566,338

Total Investments in Portfolio Funds (60.12%)	$52,691,683		59,022,343

Other Assets, Less Liabilities (39.88%)			39,144,577

Net Assets (100.00%)			$98,166,920

#	Non-income producing securities.
*	Portfolio Fund has invoked gate provisions.
**	Portfolio Fund requires 120 days notice should a redemption be requested as of the measurement date.
***	Semi-annual liquidity.

At meetings held on August 15 and 28, 2013, the Board of Trustees of the Fund (the “Board”) approved an Agreement and Plan of Acquisition (the “Plan”) pursuant to which Lazard Alternative Strategies Fund, L.L.C. (“LAS”) will be reorganized into the Fund. The Plan was approved by the Board on November 26, 2013. This transaction (the “Reorganization”) resulted in LAS transferring all of its assets to the Fund and the Fund assuming all of the liabilities of LAS reflected on LAS’s statement of assets and liabilities as of December 31, 2013.

In exchange, the Fund delivered to LAS shares of beneficial interest in the Fund with a net asset value equal to the net asset value of LAS’s assets (net of any assumed liabilities) of $54,319,438, as determined immediately before the transaction. This exchange was followed by the distribution of the 1099 Fund Shares to members of LAS in liquidation of their interests in LAS.

Fair Value Measurement: In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), Lazard Alternative Strategies 1099 Fund (the “Fund”) applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques used to develop the measurements of fair value and related inputs during the period. These inputs are summarized in the three broad levels that follow.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2013 (Unaudited) (continued)

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfer into Level 3 from Level 2 noted in the reconciliation table below is due to a redemption notification period of at least 120 days should a redemption be requested as of the measurement date.

The following table summarizes the valuation of the Fund’s investments and the fair value hierarchy levels as of December 31, 2013:

Description	Total Fair Value at December 31, 2013	Level 1	Level 2	Level 3
Investments in Portfolio Funds
Event Driven	$19,662,670	$—	$11,153,386	$8,509,284
Long/Short	14,728,617	—	14,728,617	—
Relative Value	10,064,718	—	4,307,000	5,757,718
Tactical Trading	14,566,338	—	11,424,414	3,141,924
Total Investments in Portfolio Funds	$59,022,343	$—	$41,613,417	$17,408,926

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

Description	Balance as of March 31, 2013	Realized gain/(loss)	Change in unrealized appreciation / depreciation	Purchases	Redemptions	Transfers in	Transfers out	Balance as of December 31, 2013
Event Driven	$1,731,279	$–	$2,602	$650,000	$–	$6,125,403	$–	$8,509,284
Relative Value	6,370,201	181,024	87,607	250,000	(1,131,114)	–	–	5,757,718
Tactical Trading	2,773,156	8,326	445,026	–	(84,584)	–	–	3,141,924
Total	$10,874,636	$189,350	$535,235	$900,000	$(1,215,698)	$6,125,403	$–	$17,408,926

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2013 (Unaudited) (continued)

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2013 is $750,782.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2013:

Type of Level 3 Investment	Fair Value as of December 31, 2013	Valuation Technique	Unobservable Input
Portfolio Funds
Event Driven	$8,509,284	Unadjusted NAV as practical expedient	N/A
Relative Value	5,757,718	Unadjusted NAV as practical expedient	N/A
Tactical Trading	3,141,924	Unadjusted NAV as practical expedient	N/A
Total Level 3 Investments	$17,408,926

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Fund as of December 31, 2013. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other similar restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2013. From 2012 through the current period, certain Portfolio Funds instituted a gate or suspended redemptions. For Portfolio Funds with gates or suspended redemptions, the Investment Adviser cannot estimate when the gate will be lifted or the suspension removed.

The Portfolio Funds in the event driven strategy rely on the anticipated occurrence of particular corporate events, such as mergers and acquisitions or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns may be relatively unaffected by the movements of markets, although the supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 45 to 120 day notice period. One Portfolio Fund in this strategy, representing 2.43% of net assets, is subject to investor level gate provisions. Another Portfolio Fund in this strategy, representing 6.24% of net assets, requires 120 days notice should a redemption be requested as of the measurement date. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the long/short strategy combine long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. The long/short strategy aims at seizing opportunities in both rising and falling markets. The strategy covers a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most Portfolio Managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Strategy styles

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2013 (Unaudited) (continued)

included in this category are long/short equities, short-selling only and stock picking. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. All Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. Three Portfolio Funds in this strategy, representing 5.86% of net assets, are subject to investor level gate provisions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The tactical trading strategy speculates on the direction of prices of equities, bonds, currencies and commodities in cash and derivatives. The returns from this type of strategy can be volatile given the liberal use of leverage, often enhanced with derivatives, and the “outright” or un-hedged nature of the positions. The correlation of returns with traditional benchmarks tends to be low. The tactical trading strategy can be either system-driven or discretionary. System-driven Portfolio Managers deploy trend-following and other computer-driven models based on technical analysis of price data, while discretionary Portfolio Managers rely more on fundamental analysis, though technicals are not ignored. In either case, the Portfolio Managers’ skill is in timing the entry and exit of their positions. Global macro hedge funds and commodity trading advisors (CTAs) fall into this category. The Portfolio Funds within this strategy have weekly to semi-annual liquidity, and are generally subject to a 10 to 90 day notice period. One Portfolio Fund in this strategy, representing 3.20% of net assets, allows for semi-annual redemptions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lazard Alternative Strategies 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President (principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President (principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date	February 24, 2014

*	Print the name and title of each signing officer under his or her signature.